INCOME TAXES - Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets (liabilities)
Property and equipment	$ (3,555)	$ (4,801)
Non capital loss carry-forwards	124,827	114,744
Capital loss carry-forwards	0	2,160
Scientific research and development expenses and credits	38,909	28,932
Reserves and other	22,002	24,533
Investments	(1,519)	(1,309)
Acquired intangibles	(5,804)	(9,468)
Lease liabilities	3,267	4,219
Future income tax assets ,Total	178,127	159,010
Valuation allowance	183,230	168,133
Deferred income tax assets (liabilities)	(5,103)	(9,123)
Assets
Non-current	1,268	1,135
Liabilities
Non-current	(6,371)	(10,258)
Deferred income tax assets (liabilities)	$ (5,103)	$ (9,123)